Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions
27.	Related party transactions
27.1	Relationship and transactions with joint venture entity

In July 2022, the Company entered into a joint venture agreement with the University of Colorado Anschutz Medical Campus and UCHealth and created a separate legal entity, OncoVerity, Inc., which is focused on optimizing and advancing the development of cusatuzumab, a novel anti-CD70 antibody, in AML. The Company contributed $2 million in 2022 and $13 million in 2023. The investment has been accounted under IAS 28 Investment in associates and joint ventures using the equity method of accounting and has been designated as “investment in joint venture” in the consolidated statements of financial position. The share of net loss resulting from investment in joint ventures is presented in consolidated statements of profit or loss and the consolidated statements of other comprehensive income (loss) in line “Loss from investment in joint ventures”. The cash contributions made by the Company to the Joint Venture is reported under Cash flow from investing activities under “Investment in joint venture”.

27.2	Relationship and transactions with subsidiaries

See note 31 for an overview of the consolidated companies of the group, which are all wholly-owned subsidiaries of argenx SE.

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note.

27.3	Relationship and transactions with key personnel

The Company’s key management personnel consists of the members of the management team and the members of the board of directors.

Remuneration of key management personnel

On December 31, 2023, the senior management consisted of 8 members: Chief Executive Officer, Chief Operating Officer, Chief Financial Officer, Chief Scientific Officer, General Counsel, Chief Medical Officer, Vice President Corporate Development and Strategy and Global Head of Quality Assurance. They provide their services on a full-time basis.

On December 31, 2023, the board of directors consisted of 9 members: Peter Verhaeghe, Don deBethizy, Pamela M. Klein, A.A. Rosenberg, James M. Daly, Camilla Sylvest, Ana Cespedes, Steve Krognes and Tim Van Hauwermeiren.

Only the Chief Executive Officer is a member of both the senior management team and the board of directors. The Chief Executive Officer does not receive any remuneration for his board membership, as this is part of his total remuneration package in his capacity as member of the senior management team.

The remuneration package of the members of key management personnel comprises:

	Year Ended December 31,
(in thousands of $, except for the number of stock options & RSUs)	2023	2022	2021
Remuneration of key management personnel
Short-term benefits for senior management members as a group
Gross salary	$4,161	$4,199	$3,465
Variable pay	2,816	3,077	2,020
Employer social security	807	1,015	789
Other short term benefits	545	372	274
Termination Benefits	—	—	382
Post-employment benefits for senior management members as a group	167	104	150
Cost of stock options granted in the year for senior management members as a group	27,983	18,393	15,060
Cost of restricted stock units granted in the year for senior management members as a group	11,694	9,594	8,025
Employer social security cost related to stock options	(494)	1,101	4,172
Total benefits for key management personnel	47,679	37,855	34,337
Numbers of stock options granted in the year
Senior Management as a group	132,100	117,600	101,446
Numbers of restricted stock units granted in the year
Senior Management as a group	30,425	26,500	22,888

Remuneration of non-executive directors
Board fees and other short-term benefits for non-executive directors	533	437	435
Cost of stock options granted in the year for non-executive directors	2,280	3,643	3,263
Cost of restricted stock units granted in the year for non-executive directors	1,034	1,850	1,731
Total benefits for non-executive board members	$3,847	$5,929	$5,429
Numbers of stock options granted in the year
Non-executive directors	12,400	21,600	22,950
Numbers of restricted stock units granted in the year
Non-executive directors	2,713	4,800	5,100

Other

No loans, quasi-loans or other guarantees were given by the Company or any of its subsidiaries to members of the board of directors or the senior management. We have not entered into transactions with the Company’s key management personnel, other than as described above with respect to remuneration arrangements relating to the exercise of their mandates as members of the senior management and the board of directors.